SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Vessels (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Vessels [Abstract]
Estimate useful life of vessel	25 years
Market rates for the initial period	2 years
Historical and average spot market rate	15 years
Residual value of the vessel	$ 8.0
Ballast Tank [Member]
Vessels [Abstract]
Improvements amortized over a period	8 years